Investments in Subsidiaries - Assets and Liabilities and Cash Flow Effect of Disposal of Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Property, Property, plant and equipment		¥ 3,553,601		¥ 3,995,744		$ 500,253
Right-of-use assets		298,445		342,141	¥ 344,814	42,013	$ 48,164	$ 48,541
Cash and cash equivalents		4,963,232		3,730,372		698,692
Total assets		25,757,618		24,137,556	24,905,309	3,625,995
Trade and other payables		(9,475,529)		(8,374,724)		(1,333,905)
Contract liabilities		(691,427)		(695,076)		(97,334)
Gain on disposal:
Less: Total estimated consideration due from acquirer		236,734		0		33,326
Net cash outflow on disposal of a subsidiary		(32,056)	$ (4,513)	¥ 0	¥ 0
Suzhou reman [member]
Disclosure of subsidiaries [line items]
Property, Property, plant and equipment		41,111				5,787
Right-of-use assets		22,782				3,207
Trade and other receivables		47,595				6,700
Cash and cash equivalents		32,056				4,513
Total assets		143,544				20,207
Trade and other payables		(20,109)				(2,831)
Provision for warranty		(2,145)				(302)
Contract liabilities		(104)				(14)
Carrying value of net assets		121,186				17,060
Gain on disposal:
Total estimated consideration less cost of disposal	[1]	234,228	32,973
Net assets derecognized		(121,186)				(17,060)
Gain on disposal of the subsidiary (Note 7.2(a))		113,042	15,913
Total estimated consideration less cost of disposal	[1]	234,228	32,973
Add: Transaction cost unpaid		7,506	1,057
Less: Sales proceed received but restricted in use		(5,000)	(704)
Less: Cash and cash equivalents of a subsidiary		(32,056)	(4,513)
Less: Total estimated consideration due from acquirer		(236,734)				$ (33,326)
Net cash outflow on disposal of a subsidiary		¥ (32,056)	$ (4,513)

[1]	The consideration is RMB 179.9 million (US$ 25.3 million), along with the book value of cash and cash equivalents and an agreed-upon fair value for the equipment in Suzhou Reman as of December 31, 2023.